PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
3.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other currents assets consisted of the following:

	As of December 31,
	2021	2022
	US$	US$
IPO distribution service and promotional and advertisement service receivables	3,588,851	2,518,877
Prepaid data and IT service expenses	2,226,216	1,810,778
Advances to employees	1,458,582	1,756,262
Wealth management service fees receivables	727,209	1,694,339
Prepaid income taxes	1,978,308	1,547,355
Prepaid marketing expenses	1,073,965	805,230
Rental and other deposits	1,885,272	784,871
Prepaid professional service fees	1,225,020	740,171
Input VAT receivables	529,985	289,560
Interest receivables from term deposits	117,392	45,172
Others	1,240,823	970,760
Total	16,051,623	12,963,375